Document and Entity Information	Jan. 05, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 05, 2024
Entity Registrant Name	GENERAL DYNAMICS CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	1-3671
Entity Tax Identification Number	13-1673581
Entity Address Address Line 1	11011 Sunset Hills Road
Entity Address City Or Town	Reston
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20190
City Area Code	703
Local Phone Number	876-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock
Trading Symbol	GD
Security Exchange Name	NYSE
Amendment Description	On January 5, 2024, General Dynamics Corporation (the “company”) announced that Kimberly A. Kuryea, currently Senior Vice President, Human Resources and Administration, will transition to Senior Vice President and Chief Financial Officer, effective February 15, 2024. On February 8, 2024, the company determined the compensation arrangement for Ms. Kuryea’s new position. Her base salary in her new position will be $950,000. Her target annual incentive opportunity will be at 115% of her base salary. Her long-term incentive, which is comprised of equity compensation, will be set pursuant to the approach described in the company’s proxy statement for the 2023 annual meeting of shareholders, filed with the Securities and Exchange Commission on March 24, 2023, beginning on page 54.
Entity Central Index Key	0000040533